Income Taxes - Reconciliation of Income Tax Expense to the Amount Computed by Applying the Statutory Federal Income Tax Rate (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax on income before taxes at statutory federal rate									$ 97,399	$ 99,914	$ 97,199
Plus: State income taxes net of federal tax benefits									11,847	12,431	11,520
Income tax before adjustments									109,246	112,345	108,719
Tax-exempt interest income									(2,974)	(3,477)	(3,303)
Tax credits									(15,196)	(14,326)	(11,893)
Other items-net									6,416	1,614	1,592
Total income taxes	$ 24,813	$ 24,779	$ 23,452	$ 24,448	$ 26,608	$ 25,919	$ 23,531	$ 20,098	$ 97,492	$ 96,156	$ 95,115
Tax on income before taxes at statutory federal rate, rate									21.00%	21.00%	21.00%
Plus: State income taxes net of federal tax benefits, rate									2.60%	2.60%	2.50%
Income tax before adjustments, rate									23.60%	23.60%	23.50%
Increase (decrease) resulting from:
Tax-exempt interest income, rate									(0.60%)	(0.70%)	(0.70%)
Tax credits, percentage									(3.30%)	(3.00%)	(2.60%)
Other items-net, rate									1.30%	0.30%	0.40%
Income taxes, rate									21.00%	20.20%	20.60%